Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Product Warranty Liability [Line Items]
Balance at beginning of year	¥ 14,014	¥ 11,564
Additions	15,403	18,942
Utilization	(12,759)	(12,404)
Other	(3,490)	(4,088)
Balance at end of year	¥ 13,168	¥ 14,014